Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 186,289		¥ 408,370
Concentration risk percentage	31.10%		66.70%
Sinatay [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 186,289		¥ 126,820
Concentration risk percentage	31.10%		20.70%
Huaxia [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount		[1]	¥ 108,232
Concentration risk percentage		[1]	17.70%
AEON [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount		[1]	¥ 106,658
Concentration risk percentage		[1]	17.40%
Evergrande [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount		[1]	¥ 66,660
Concentration risk percentage		[1]	10.90%

[1]	represented less than 10% of accounts receivable as of the year end.